Average Annual Total Returns - Diversified Tax Exempt Series	Mar. 01, 2021
ICEBofMerrillLynchOneOneTwoYearMunicipalBondIndex [Member]
Average Annual Return:
1 Year	4.02%
5 Years	2.88%
10 Years	3.17%
CLASS A
Average Annual Return:
1 Year	5.73%
5 Years	2.57%
10 Years	2.56%
CLASS A | After Taxes on Distributions
Average Annual Return:
1 Year	5.44%
5 Years	2.45%
10 Years	2.44%
CLASS A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.83%
5 Years	2.23%
10 Years	2.28%
CLASS W
Average Annual Return:
1 Year	6.23%
5 Years	2.78%
10 Years	2.67%